Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q1PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton International Climate Change Fund 5
Templeton World Fund 7
Notes to Schedules of Investments 9

Templeton Funds
Schedule of Investments (unaudited), November 30, 2023
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 93.0%
China 6.6%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 6,956,460 $ 64,666,478
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 231,523 47,249,214
Prosus NV ..................... Broadline Retail 1,881,844 62,215,890
174,131,582
France 6.3%
Dassault Aviation SA .............. Aerospace & Defense 230,060 45,691,659
a
Forvia SE ...................... Automobile Components 3,190,019 62,963,731
b
Valeo SE ....................... Automobile Components 3,939,213 57,198,819
165,854,209
Germany 9.1%
Bayer AG ...................... Pharmaceuticals 1,313,477 44,959,097
Continental AG .................. Automobile Components 797,919 61,924,048
a,c
Covestro AG , 144A , Reg S ......... Chemicals 880,795 46,317,668
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,301,143 88,788,587
241,989,400
Hong Kong 3.1%
AIA Group Ltd. .................. Insurance 5,497,323 47,263,633
Prudential plc , ( GBP Traded) ........ Insurance 2,620,751 28,663,066
b
Prudential plc , ( HKD Traded) ........ Insurance 596,770 6,432,517
82,359,216
India 2.1%
HDFC Bank Ltd. ................. Banks 3,009,824 56,433,635
Ireland 2.7%
b
Smurfit Kappa Group plc ........... Containers & Packaging 1,868,210 70,977,294
Japan 6.4%
Honda Motor Co. Ltd. ............. Automobiles 4,674,565 47,823,888
Sony Group Corp. ................ Household Durables 311,844 26,820,311
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,198,173 34,639,523
Sumitomo Mitsui Financial Group, Inc. . Banks 1,247,493 61,383,828
170,667,550
Netherlands 10.5%
EXOR NV ...................... Financial Services 483,393 47,099,422
ING Groep NV .................. Banks 5,200,588 73,062,987
SBM Offshore NV ................ Energy Equipment & Services 3,949,134 52,636,216
Shell plc ....................... Oil, Gas & Consumable Fuels 3,246,483 104,937,941
277,736,566
Portugal 0.9%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 1,670,295 24,818,760
South Korea 9.4%
KB Financial Group, Inc. ........... Banks 1,246,886 50,021,259
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,663,491 149,014,733
Shinhan Financial Group Co. Ltd. .... Banks 1,766,381 49,993,960
249,029,952
Spain 0.8%
a
Tecnicas Reunidas SA ............ Energy Equipment & Services 2,261,657 21,947,918
Sweden 0.5%
Securitas AB , B .................. Commercial Services & Supplies 1,489,550 13,411,374

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Switzerland 2.0%
Adecco Group AG ................ Professional Services 1,119,253 $ 53,994,603
Taiwan 2.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,233,044 77,078,520
Thailand 1.2%
Kasikornbank PCL ............... Banks 8,907,457 32,232,596
United Kingdom 22.3%
AstraZeneca plc ................. Pharmaceuticals 297,488 38,287,093
Barratt Developments plc .......... Household Durables 8,491,112 55,210,233
BP plc ......................... Oil, Gas & Consumable Fuels 19,891,102 120,926,603
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 7,050,026 35,371,978
Imperial Brands plc ............... Tobacco 2,910,876 68,050,450
Lloyds Banking Group plc .......... Banks 155,109,810 85,506,728
Persimmon plc .................. Household Durables 3,517,427 55,728,165
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,965,635 47,655,450
a,b
S4 Capital plc ................... Media 12,421,340 7,184,896
Standard Chartered plc ............ Banks 9,305,105 77,026,095
590,947,691
United States 6.2%
Albemarle Corp. ................. Chemicals 314,428 38,130,683
CRH plc ....................... Construction Materials 926,279 58,576,994
a
DXC Technology Co. .............. IT Services 739,614 17,107,272
Freeport-McMoRan, Inc. ........... Metals & Mining 1,351,650 50,443,578
164,258,527
Total Common Stocks (Cost $ 2,216,570,007 ) ....................................
2,467,869,393
Short Term Investments 8.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 8.0%
Canada 6.1%
National Bank of Canada , 5.31% ,
12/01/23 ..................... 60,000,000 60,000,000
Royal Bank of Canada , 5.3% , 12/01/23 70,200,000 70,200,000
Toronto-Dominion Bank (The) , 5.3% ,
12/01/23 ..................... 32,000,000 32,000,000
162,200,000
France 1.9%
Credit Agricole Corporate and
Investment Bank SA , 5.3% , 12/01/23 50,000,000 50,000,000
Total Time Deposits (Cost $ 212,200,000 ) .......................................
212,200,000

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 2,270,000 $ 2,270,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 2,270,000 ) .................................................................
2,270,000
a a a a a
Total Short Term Investments (Cost $ 214,470,000 ) ...............................
214,470,000
a a a
Total Investments (Cost $ 2,431,040,007 ) 101 .1% ................................
$2,682,339,393
Other Assets, less Liabilities ( 1 .1 ) % ...........................................
(28,998,246)
Net Assets 100.0% ...........................................................
$2,653,341,147
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the value of this security was $46,317,668, representing 1.7% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), November 30, 2023
Templeton International Climate Change Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 92.9%
Chile 0.9%
Antofagasta plc .................. Metals & Mining 1,891 $ 33,570
Denmark 3.4%
a
Vestas Wind Systems A/S .......... Electrical Equipment 4,446 122,940
France 13.3%
Cie de Saint-Gobain SA ........... Building Products 3,240 211,235
Valeo SE ....................... Automobile Components 7,165 104,038
Veolia Environnement SA .......... Multi-Utilities 5,007 157,848
473,121
Germany 13.0%
Bayerische Motoren Werke AG ...... Automobiles 1,260 131,471
E.ON SE ....................... Multi-Utilities 13,041 169,508
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,208 162,364
463,343
Hong Kong 0.6%
a
Cadeler A/S .................... Construction & Engineering 6,736 21,502
India 3.8%
Kaveri Seed Co. Ltd. .............. Food Products 8,009 58,143
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 116,361 76,002
134,145
Ireland 5.3%
Smurfit Kappa Group plc ........... Containers & Packaging 4,968 188,745
Italy 3.9%
Prysmian SpA ................... Electrical Equipment 3,635 140,215
Japan 7.6%
Honda Motor Co. Ltd. ............. Automobiles 13,995 143,178
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 4,442 128,420
271,598
Netherlands 5.8%
ING Groep NV .................. Banks 14,675 206,169
Norway 4.0%
Norsk Hydro ASA ................ Metals & Mining 24,912 144,650
Singapore 3.4%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,564 121,711
South Korea 1.5%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 145 52,386
Spain 2.2%
Redeia Corp. SA ................. Electric Utilities 1,789 29,987
a
Soltec Power Holdings SA .......... Electrical Equipment 14,289 47,170
77,157
Taiwan 4.1%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 1,498 145,770
United Kingdom 12.4%
AstraZeneca plc ................. Pharmaceuticals 303 38,997

Templeton Funds
Schedule of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Lloyds Banking Group plc .......... Banks 161,332 $ 88,937
SSE plc ....................... Electric Utilities 6,932 160,611
Standard Chartered plc ............ Banks 18,541 153,479
442,024
United States 7.7%
Schneider Electric SE ............. Electrical Equipment 626 115,217
b
Signify NV , 144A , Reg S ........... Electrical Equipment 5,476 159,347
274,564
Total Common Stocks (Cost $ 2,982,741 ) .......................................
3,313,610
Short Term Investments 6.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.9%
United States 6.9%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio , 5.036% ......... 246,212 246,212
Total Money Market Funds (Cost $ 246,212 ) .....................................
246,212
a a a a a
Total Short Term Investments (Cost $ 246,212 ) ..................................
246,212
a a a
Total Investments (Cost $ 3,228,953 ) 99 .8% .....................................
$3,559,822
Other Assets, less Liabilities 0 .2% .............................................
6,289
Net Assets 100.0% ...........................................................
$3,566,111
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2023, the value of this security was $159,347, representing 4.5% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), November 30, 2023
Templeton World Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 97.1%
France 2.7%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 46,182 $ 35,342,116
a
SOITEC ....................... Semiconductors & Semiconductor Equipment 168,562 30,580,114
65,922,230
Germany 7.6%
Deutsche Boerse AG .............. Capital Markets 334,180 63,530,435
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 890,349 34,353,723
SAP SE ....................... Software 540,522 85,981,165
183,865,323
Hong Kong 1.6%
AIA Group Ltd. .................. Insurance 4,460,034 38,345,465
India 5.4%
HDFC Bank Ltd. ................. Banks 3,372,604 63,235,692
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 2,362,742 67,446,200
130,681,892
Japan 3.4%
KDDI Corp. ..................... Wireless Telecommunication Services 768,800 24,019,871
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 367,350 59,025,332
83,045,203
Netherlands 1.5%
Shell plc ....................... Oil, Gas & Consumable Fuels 1,070,021 35,232,364
Taiwan 2.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,923,559 71,443,180
United Kingdom 7.1%
Barratt Developments plc .......... Household Durables 4,618,075 30,027,280
Persimmon plc .................. Household Durables 1,929,804 30,574,745
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 32,850,961 112,098,544
172,700,569
United States 64.9%
Albemarle Corp. ................. Chemicals 195,410 23,697,371
a
Alphabet, Inc. , A ................. Interactive Media & Services 885,289 117,327,351
a
Amazon.com, Inc. ................ Broadline Retail 1,115,006 162,891,227
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 396,690 59,416,228
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 11,269 35,223,513
Comcast Corp. , A ................ Media 1,307,048 54,752,241
a
DXC Technology Co. .............. IT Services 1,436,163 33,218,450
Exxon Mobil Corp. ................ Oil, Gas & Consumable Fuels 392,375 40,312,608
Freeport-McMoRan, Inc. ........... Metals & Mining 694,648 25,924,263
HCA Healthcare, Inc. .............. Health Care Providers & Services 130,730 32,745,250
a,b
ICON plc ....................... Life Sciences Tools & Services 256,060 68,352,656
Intercontinental Exchange, Inc. ...... Capital Markets 642,557 73,148,689
Kenvue, Inc. .................... Personal Care Products 1,610,632 32,921,318
a,b
Meta Platforms, Inc. , A ............ Interactive Media & Services 215,782 70,593,081
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 827,576 62,995,085
Microsoft Corp. .................. Software 364,893 138,261,607
a
Salesforce, Inc. .................. Software 439,880 110,805,772
Schneider Electric SE ............. Electrical Equipment 295,530 54,393,097
Target Corp. .................... Consumer Staples Distribution & Retail 196,163 26,248,571
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 149,551 74,141,404
T-Mobile US, Inc. ................ Wireless Telecommunication Services 228,277 34,344,275

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Union Pacific Corp. ............... Ground Transportation 302,613 $ 68,169,631
UnitedHealth Group, Inc. ........... Health Care Providers & Services 138,626 76,656,019
b
Visa, Inc. , A ..................... Financial Services 287,959 73,913,316
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 196,932 22,905,161
1,573,358,184
Total Common Stocks (Cost $ 1,967,207,926 ) ....................................
2,354,594,410
Short Term Investments 3.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.4%
Canada 3.4%
National Bank of Canada , 5.31% ,
12/01/23 ..................... 23,800,000 23,800,000
Royal Bank of Canada , 5.3% , 12/01/23 58,000,000 58,000,000
81,800,000
Total Time Deposits (Cost $ 81,800,000 ) ........................................
81,800,000
a a a a a
Total Short Term Investments (Cost $ 81,800,000 ) ................................
81,800,000
a a a
Total Investments (Cost $ 2,049,007,926 ) 100 .5% ................................
$2,436,394,410
Other Assets, less Liabilities ( 0 .5 ) % ...........................................
(10,811,247)
Net Assets 100.0% ...........................................................
$2,425,583,163
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at November 30, 2023.

Templeton Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds. The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2023, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $— $22,611,798 $(20,341,798) $— $— $2,270,000 2,270,000 $24,503
Total Affiliated Securities ... $— $22,611,798 $(20,341,798) $— $— $2,270,000 $24,503
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $289,072 $132,795 $(175,655) $— $— $246,212 246,212 $2,894
Total Affiliated Securities ... $289,072 $132,795 $(175,655) $— $— $246,212 $2,894
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.036% $— $585,625 $(585,625) $— $— $— — $528
Total Affiliated Securities ... $— $585,625 $(585,625) $— $— $— $528
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ 47,249,214 $ 126,882,368 $ — $ 174,131,582
France ............................... — 165,854,209 — 165,854,209
Germany ............................. — 241,989,400 — 241,989,400
Hong Kong ........................... — 82,359,216 — 82,359,216
India ................................ — 56,433,635 — 56,433,635
Ireland ............................... — 70,977,294 — 70,977,294
Japan ............................... — 170,667,550 — 170,667,550
Netherlands ........................... — 277,736,566 — 277,736,566
Portugal .............................. — 24,818,760 — 24,818,760
South Korea .......................... — 249,029,952 — 249,029,952
Spain ................................ — 21,947,918 — 21,947,918
Sweden .............................. — 13,411,374 — 13,411,374
Switzerland ........................... — 53,994,603 — 53,994,603
Taiwan ............................... — 77,078,520 — 77,078,520
Thailand ............................. — 32,232,596 — 32,232,596
United Kingdom ........................ 7,184,896 583,762,795 — 590,947,691
United States .......................... 105,681,533 58,576,994 — 164,258,527
Short Term Investments ................... 2,270,000 212,200,000 — 214,470,000
Total Investments in Securities ........... $162,385,643 $2,519,953,750
a
$— $2,682,339,393
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ — 33,570 — 33,570
Denmark ............................. — 122,940 — 122,940
France ............................... — 473,121 — 473,121
Germany ............................. — 463,343 — 463,343
Hong Kong ........................... 21,502 — — 21,502
India ................................ — 134,145 — 134,145
Ireland ............................... — 188,745 — 188,745
Italy ................................. — 140,215 — 140,215
Japan ............................... — 271,598 — 271,598
Netherlands ........................... — 206,169 — 206,169
Norway .............................. — 144,650 — 144,650
Singapore ............................ — 121,711 — 121,711
South Korea .......................... — 52,386 — 52,386
Spain ................................ — 77,157 — 77,157
Taiwan ............................... 145,770 — — 145,770
United Kingdom ........................ — 442,024 — 442,024
4. Fair Value Measurements
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
United States .......................... $ — $ 274,564 $ — $ 274,564
Short Term Investments ................... 246,212 — — 246,212
Total Investments in Securities ........... $413,484 $3,146,338
b
$— $3,559,822
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
France ............................... — 65,922,230 — 65,922,230
Germany ............................. — 183,865,323 — 183,865,323
Hong Kong ........................... — 38,345,465 — 38,345,465
India ................................ — 130,681,892 — 130,681,892
Japan ............................... — 83,045,203 — 83,045,203
Netherlands ........................... — 35,232,364 — 35,232,364
Taiwan ............................... — 71,443,180 — 71,443,180
United Kingdom ........................ — 172,700,569 — 172,700,569
United States .......................... 1,518,965,087 54,393,097 — 1,573,358,184
Short Term Investments ................... — 81,800,000 — 81,800,000
Total Investments in Securities ........... $1,518,965,087 $917,429,323
c
$— $2,436,394,410
a
Includes foreign securities valued at $2,307,753,750, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $3,146,338, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $835,629,323, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
GBP
British Pound
HKD
Hong Kong Dollar
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.